Valuation and Qualifying Accounts - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Accounts receivable	$ 150,186	$ 141,378	$ 144,954
Collateralized
Valuation and Qualifying Accounts Disclosure [Line Items]
Accounts receivable		6,700
Collateralized | Other Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Accounts receivable		$ 1,700